DRONELOGICS ACQUISITION (Details Narrative)			8 Months Ended	12 Months Ended
	Apr. 30, 2020 CAD ($) shares	Apr. 30, 2020 CAD ($) shares $ / shares	Dec. 31, 2020 CAD ($)	Dec. 31, 2021 CAD ($) shares	Dec. 31, 2020 CAD ($) shares	Dec. 31, 2019 CAD ($)
IfrsStatementLineItems [Line Items]
Number of share options granted in share-based payment arrangement				247,826	492,000
Revenue | $				$ 7,053,865	$ 4,363,511	$ 1,380,427
Profit (loss) | $				$ (16,202,972)	$ (8,015,813)	$ (11,095,057)
Restricted Stock Units [Member]
IfrsStatementLineItems [Line Items]
Number of other equity instruments exercised or vested in share-based payment arrangement				124,999
Employee [Member]
IfrsStatementLineItems [Line Items]
Number of share options granted in share-based payment arrangement				30,000	89,000
Dronelogics Systems Inc. [Member]
IfrsStatementLineItems [Line Items]
Acquisition date fair value of total consideration cash transferred | $	$ 500,000	$ 500,000
Acquisition date shares transferred	645,088
Advisors fees expenses | $		160,000
Advisiors fees paid in value of shares | $		$ 100,000
Advisory fees expenses paid in shares		40,000
Advisory fees expenses value per share | $ / shares		$ 2.50
Advisors fees paid in cash | $		$ 60,000
Number of other equity instruments exercised or vested in share-based payment arrangement		14,000
Attribution rate percentage		0.15
Discount rate		0.18
Royalty percentage		0.005
Royalty discount percentage		0.17
Revenue | $			$ 4,086,350
Profit (loss) | $			$ 434,528
Dronelogics Systems Inc. [Member] | First and Second Anniversary [Member]
IfrsStatementLineItems [Line Items]
Number of other equity instruments exercised or vested in share-based payment arrangement		70,000
Dronelogics Systems Inc. [Member] | Employee [Member]
IfrsStatementLineItems [Line Items]
Number of share options granted in share-based payment arrangement		89,000
Dronelogics Systems Inc. [Member] | Certain Directors and Officers [Member] | Restricted Stock Units [Member]
IfrsStatementLineItems [Line Items]
Number of other equity instruments exercised or vested in share-based payment arrangement		75,000